Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Total	Share capital	Share premium	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2020	£ 15,936	£ 15,774	£ 3,105	£ 5,620	£ 2,191	£ 28	£ 481	£ 1	£ 4,348	£ 162
Profit after tax	1,384	1,365							1,365	19
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(3)	(3)				(3)
- Cash flow hedges	(374)	(374)					(374)
- Pension remeasurement	845	845							845	0
- Own credit adjustment	0
Total other comprehensive income/(expense) net of tax	468	468				(3)	(374)		845
Total comprehensive income/(expense)	1,852	1,833				(3)	(374)		2,210	19
Issue of other equity instruments	210	210			210
Repurchase of other equity instruments	(210)	(210)			(210)
Disposal of non-controlling interests	(181)									(181)
Dividends on ordinary shares	(1,358)	(1,358)							(1,358)
Dividends on preference shares and other equity instruments	(147)	(147)							(147)
Ending balance at Dec. 31, 2021	16,102	16,102	3,105	5,620	2,191	25	107	1	5,053	0
Profit after tax	1,394	1,394							1,394
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(20)	(20)				(20)
- Cash flow hedges	(1,235)	(1,235)					(1,235)
- Pension remeasurement	(455)	(455)							(455)
- Own credit adjustment	20	20							20
Total other comprehensive income/(expense) net of tax	(1,690)	(1,690)				(20)	(1,235)		(435)
Total comprehensive income/(expense)	(296)	(296)				(20)	(1,235)		959	0
Issue of other equity instruments	750	750			750
Repurchase of other equity instruments	(985)	(985)			(985)
Dividends on ordinary shares	(1,014)	(1,014)							(1,014)
Dividends on preference shares and other equity instruments	(150)	(150)							(150)
Ending balance at Dec. 31, 2022	14,407	14,407	3,105	5,620	1,956	5	(1,128)	1	4,848	0
Profit after tax	1,541	1,541							1,541
Other comprehensive (expense)/income, net of tax:
- Fair value reserve (debt instruments)	(11)	(11)				(11)
- Cash flow hedges	780	780					780
- Pension remeasurement	(431)	(431)							(431)
- Own credit adjustment	(11)	(11)							(11)
Total other comprehensive income/(expense) net of tax	327	327				(11)	780		(442)
Total comprehensive income/(expense)	1,868	1,868				(11)	780		1,099	0
Other	1	1							1
Dividends on ordinary shares	(1,530)	(1,530)							(1,530)
Dividends on preference shares and other equity instruments	(123)	(123)							(123)
Ending balance at Dec. 31, 2023	£ 14,623	£ 14,623	£ 3,105	£ 5,620	£ 1,956	£ (6)	£ (348)	£ 1	£ 4,295	£ 0